Stockholders' Deficit (Details)										1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jan. 04, 2023 shares	Jan. 04, 2023 shares	May 31, 2022 USD ($) $ / shares shares	Oct. 27, 2021 USD ($) $ / shares shares	Sep. 28, 2021 USD ($) $ / shares shares	Aug. 09, 2021 USD ($) $ / shares shares	Aug. 03, 2021 USD ($) $ / shares shares	Jul. 08, 2021 USD ($) $ / shares shares	Jun. 28, 2021 USD ($) $ / shares shares	Jun. 23, 2021 USD ($) $ / shares shares	Jun. 30, 2023 $ / shares shares	Feb. 28, 2023 shares	May 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 22, 2022 USD ($) $ / shares shares	May 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 06, 2023 shares	Aug. 16, 2022 shares	Oct. 14, 2020
Stockholders' Deficit (Details) [Line Items]
Preferred Stock, Shares Authorized											1,000,000			1,000,000			1,000,000
Preferred stock, par value (in Dollars per share) | $ / shares											$ 0.0001			$ 0.0001			$ 0.0001
Preferred stock, shares issued
Temporary equity, shares issued											1,687,664
Temporary equity, shares outstanding														1,687,664
Aggregate shares redeemed		282,720									697,235
Common Stock issued																		8,587,664
Convertible notes			63,000,000
Common stock, per share (in Dollars per share) | $ / shares											$ 10
Convertible preferred stock, shares													6,546.47
Aggregate redemption amount (in Dollars) | $															$ 20,100,000
Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, per share (in Dollars per share) | $ / shares											$ 0.001
Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred Stock, Shares Authorized											1,000,000
Preferred stock, par value (in Dollars per share) | $ / shares											$ 0.0001
Unique Logistics International, Inc. [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred Stock, Shares Authorized			5,000,000										5,000,000			5,000,000
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.001										$ 0.001			$ 0.001
Common stock, shares authorized			800,000,000										800,000,000			800,000,000
Common stock, par value (in Dollars per share) | $ / shares			$ 0.001										$ 0.001			$ 0.001
Common Stock issued			687,196,478										799,141,770			687,196,478
Common shares, shares outstanding			687,196,478										799,141,770			687,196,478
Noteholder converted (in Dollars) | $			$ 113,172	$ 41,317	$ 53,054.86	$ 12,820.83	$ 24,418.89	$ 15,620.83	$ 71,855.2	$ 25,842.22			$ 111,935			$ 157,088
Convertible notes				23,000,000	29,534,319	7,137,037	13,593,388	8,695,727	40,000,000	14,385,720
Common stock, per share (in Dollars per share) | $ / shares				$ 0.00179638	$ 0.00179638	$ 0.00179638	$ 0.00179638	$ 0.00179638	$ 0.00179638	$ 0.00179638
Issuance of common stock (in Dollars) | $													$ 0
Debt instrument interest rate																				10.00%
Unique Logistics International, Inc. [Member] | Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Convertible preferred stock, shares													67,963,732
Convertible Preferred Stock													43,981,560			31,415,400
Unique Logistics International, Inc. [Member] | Series D Convertible Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Shareholder converted shares												7				5
Convertible Preferred Stock												43,981,560				31,415,400
Class A Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares authorized											100,000,000			100,000,000			100,000,000
Common stock, par value (in Dollars per share) | $ / shares											$ 0.0001			$ 0.0001			$ 0.0001
Common stock vote														one
Temporary equity, shares issued											1,970,384
Temporary equity, shares outstanding											1,687,664			1,970,384			27,600,000		282,720
Aggregate shares redeemed														25,629,616
Common Stock issued
Common shares, shares outstanding
Common stock, per share (in Dollars per share) | $ / shares											$ 0.0001
Issuance of common stock (in Dollars) | $																	$ 13,270,637
Redemption price per share (in Dollars per share) | $ / shares											$ 10.62			$ 10.23			$ 10
Aggregate redemption amount (in Dollars) | $															$ 259,100,000
Common Class A Subject To Redemption [Member]
Stockholders' Deficit (Details) [Line Items]
Temporary equity, shares issued														1,970,384			27,600,000
Temporary equity, shares outstanding											1,687,664			1,970,384			27,600,000
Aggregate shares redeemed	282,720													25,629,616	25,629,616
Aggregate redemption Price (in Dollars per share) | $ / shares														$ 10.11
Redemption amount (in Dollars) | $														$ 259,100,000
Trust account (in Dollars) | $														$ 20,100,000
Redemption price per share (in Dollars per share) | $ / shares											$ 10.62			$ 10.23	$ 10.11		$ 10
Class B Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares authorized											10,000,000			10,000,000			10,000,000
Common stock, par value (in Dollars per share) | $ / shares											$ 0.0001			$ 0.0001			$ 0.0001
Common stock vote														one
Common Stock issued											6,900,000			6,900,000			6,900,000
Common shares, shares outstanding											6,900,000			6,900,000			6,900,000
Converted basis percentage														20
Aggregated shares issued upon converted basis											20.00%
Series A Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Convertible preferred stock, shares													6,546.47
Series A Preferred Stock [Member] | Unique Logistics International, Inc. [Member] | Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Convertible Preferred Stock
Series A Convertible Preferred Stock [Member] | Unique Logistics International, Inc. [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.001										$ 0.001			$ 0.001
Preferred stock, shares issued			130,000										120,065			130,000
Common stock, par value (in Dollars per share) | $ / shares													$ 0.001
Convertible preferred stock, shares													9,935
Series B Convertible Preferred Stock [Member] | Unique Logistics International, Inc. [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.001										$ 0.001			$ 0.001
Preferred stock, shares issued			820,800										820,800			820,800
Common stock, par value (in Dollars per share) | $ / shares													$ 0.001
Common stock, issued																125,692,224
Series C Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Percentage of number of share common stock													0.06411%
Percentage of aggregate													12.48%
Series C Preferred Stock [Member] | Unique Logistics International, Inc. [Member] | Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Convertible Preferred Stock
Series D Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Percentage of number of share common stock													0.06519%
Percentage of aggregate													12.48%
Series D Preferred Stock [Member] | Unique Logistics International, Inc. [Member] | Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Convertible Preferred Stock													(7)			(5)
Chief Executive Officer [Member] | Series B Convertible Preferred Stock [Member] | Unique Logistics International, Inc. [Member]
Stockholders' Deficit (Details) [Line Items]
Conversion shares																19,200
Debt instrument interest rate			100.00%													100.00%